Label	Element	Value
MAINSTAY EPOCH U.S. ALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MAINSTAY EPOCH U.S. ALL CAP FUND

(the “Fund”)

Supplement dated February 28, 2021 to the Summary Prospectus dated February 28, 2021,

Prospectus dated February 28, 2021, as supplemented, and

Statement of Additional Information, dated February 28, 2021, as supplemented

At a meetings held on January 21, January 25, 2021 and February 3, 2021 (the “Meetings”), the Board of Trustees approved an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the Fund by MainStay MacKay Common Stock Fund (a series of The MainStay Funds and the “Acquiring Fund”), in exchange for shares of the Acquiring Fund, followed by the distribution of shares of the same class of the Acquiring Fund to the shareholders of the Fund and the complete liquidation of the Fund (the “Reorganization”).

The Reorganization does not require shareholder approval and you will not be asked to vote on the Reorganization. In March 2021, shareholders who own shares of the Fund as of the record date will receive an Information Statement/Prospectus containing further information regarding the Acquiring Fund and the Reorganization, which is scheduled to take place on or about April 26, 2021.

As part of the Reorganization, the Fund is expected to experience a high level of portfolio turnover. This portfolio transition period may take a significant amount of time and result in the Fund holding large amounts of uninvested cash. As a result, there may be times when the Fund is not pursuing its investment objective or is not being managed consistent with its investment strategies as stated in the Prospectus. This may impact the Fund’s performance. The Fund will bear the direct transaction costs associated with the Fund’s transition for transactions taking place prior to the closing of the Reorganization.

Additionally, effective June 30, 2021, David N. Pearl will no longer serve as a portfolio manager for the Fund. All references to Mr. Pearl will be deleted in their entirety at that time.

At the Meeting the Board of Trustees of The MainStay Funds considered and approved Wellington Management Company LLP to replace MacKay Shields LLC as the subadvisor to the Acquiring Fund effective on March 5, 2021. At Meeting, the Board also considered and approved changing: (i) the Acquiring Fund’s name from MainStay MacKay Common Stock Fund to MainStay WMC Enduring Capital Fund; and (ii) the Acquiring Fund’s principal investment strategies and investment process effective on or about March 5, 2021. The Board also approved removing a non-fundamental policy relating to the Acquiring Fund’s prior name effective on April 26, 2020. For information regarding these changes, please refer to the supplements to the Acquiring Fund’s prospectus and statement of additional information dated February 28, 2021

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MAINSTAY EPOCH U.S. ALL CAP FUND